Condensed Consolidated Statements of Stockholder's Equity $ in Millions	USD ($)
Balances at Dec. 31, 2020	$ 13,148.5
Increase (decrease) in stockholders' equity
Capital distributions to parent	(16.3)
Stock-based compensation	25.2
Dividends to parent	(1,250.0)
Distributions to noncontrolling interest	(27.4)
Contributions from noncontrolling interest	7.4
Net income	1,316.1
Other comprehensive income (loss)	65.7
Balances at Dec. 31, 2021	9,081.9
Increase (decrease) in stockholders' equity
Capital distributions to parent	(30.3)
Stock-based compensation	22.0
Dividends to parent	(1,425.0)
Distributions to noncontrolling interest	(81.1)
Contributions from noncontrolling interest	7.3
Net income	4,679.5
Other comprehensive income (loss)	(4,691.6)
Balances at Dec. 31, 2022	7,670.4
Increase (decrease) in stockholders' equity
Capital distributions to parent	(38.4)
Stock-based compensation	12.7
Dividends to parent	(325.0)
Distributions to noncontrolling interest	(2.0)
Contributions from noncontrolling interest	3.9
Net income	101.3
Other comprehensive income (loss)	462.0
Balances at Jun. 30, 2023	7,884.9
Balances at Dec. 31, 2022	7,670.4
Increase (decrease) in stockholders' equity
Capital distributions to parent	(39.0)
Stock-based compensation	25.2
Dividends to parent	(1,200.0)
Distributions to noncontrolling interest	(23.2)
Contributions from noncontrolling interest	7.6
Net income	236.6
Other comprehensive income (loss)	1,446.0
Balances at Dec. 31, 2023	8,123.6
Increase (decrease) in stockholders' equity
Capital distributions to parent	(34.3)
Stock-based compensation	14.3
Dividends to parent	(540.0)
Distributions to noncontrolling interest	(2.9)
Contributions from noncontrolling interest	2.9
Net income	867.7
Other comprehensive income (loss)	(41.8)
Balances at Jun. 30, 2024	$ 8,389.5